OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES [Abstract]
Schedule of Other Long-Term Liabilities
	December 31,
	2012	2011

Deferred tax liability (1)	$10,084	$8,844
Provision for uncertain tax position	4,645	3,717
Lease embedded derivative	1,369	1,131
Other	644	899

	$16,742	$14,591